Note 7 - Interim condensed balance sheet disclosures - Property, plant and equipment (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Balance as of January 01	€ 1,484	€ 2,102
Additions	23,959	798
Depreciation	(84)	(38)
Impairment		(1,882)
Balance as of June 30	25,359	980
Additions mainly relate to capitalization of prepayments made for assets under construction	€ 16,377	€ 16,377